Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of allowance for doubtful accounts

	2020	2019
Allowance for doubtful accounts, beginning balance	$190,088	$39,571
Additions:
Bad debt expense	1,094,507	345,941
Deductions:
Write-off uncollectable accounts	(1,076,173)	(195,424)
Allowance for doubtful accounts, ending balance	$208,422	$190,088

Schedule of disaggregated by primary geographical markets and revenue
	For the Three Months Ended
	2020	2019
Primary geographical markets:
United States	$2,285,211	$3,054,670
Canada	1,270,109	28,385
Other	158,684	109,835
Total	$3,714,004	$3,192,890

	As of September 30, 2020	As of June 30, 2020
Long-lived assets:
United States	$10,170,265	$10,254,374
Canada	5,345,092	-
Total	$15,515,357	$10,254,374